SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Other significant information (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)
BNI Maturing on November 28, 2018
Borrowings and other credit facilities
Automatic extension period for unsettled loan (in months)	12 months
USD | PT Bank Dbs Indonesia Maturing on July 31, 2018
Borrowings and other credit facilities
Total facility | $	$ 20
Interest rate (as a percent)	3.25%	3.25%
Rupiah | BNI Maturing on November 28, 2018
Borrowings and other credit facilities
Total facility		Rp 150
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	2.95%	2.95%
Rupiah | BNI Maturing on January 9, 2018
Borrowings and other credit facilities
Total facility		Rp 2,100
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	3.00%	3.00%
Rupiah | BNI Amended Loan Facility Maturing on January 9, 2018
Borrowings and other credit facilities
Total facility		Rp 125
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	3.00%	3.00%
Rupiah | BNI Maturing on May 14, 2018
Borrowings and other credit facilities
Total facility		Rp 250
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	3.00%	3.00%
Rupiah | BNI Maturing on June 6, 2018
Borrowings and other credit facilities
Total facility		Rp 150
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	3.00%	3.00%
Rupiah | BNI Maturing on August 31, 2018
Borrowings and other credit facilities
Total facility		Rp 161
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	3.15%	3.15%
Rupiah | BNI Maturing on June 30, 2018
Borrowings and other credit facilities
Total facility		Rp 70
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	3.15%	3.15%
Rupiah | BNI Maturing on November 8, 2018
Borrowings and other credit facilities
Interest rate (as a percent)	9.00%	9.00%
Rupiah | BNI Maturing on December 31, 2018
Borrowings and other credit facilities
Total facility		Rp 80
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	3.15%	3.15%
Rupiah | Bank Mandiri Maturing on September 11, 2018
Borrowings and other credit facilities
Total facility		Rp 55
Interest rate (as a percent)	9.00%	9.00%
Rupiah | UOB Maturing on December 19, 2018
Borrowings and other credit facilities
Total facility		Rp 400
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	2.25%	2.25%
Rupiah | PT Bank Dbs Indonesia Maturing on July 31, 2018
Borrowings and other credit facilities
Total facility		Rp 250
Interest rate (as a percent)	10.75%	10.75%
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	2.15%	2.15%
Rupiah | Bank CIMB Niaga Maturing on January 01, 2018
Borrowings and other credit facilities
Total facility		Rp 85
Rupiah | Sumitomo Maturing on January 27, 2018
Borrowings and other credit facilities
Total facility		Rp 300
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	1.50%	1.50%
Rupiah | BNI maturing on October 31, 2017
Borrowings and other credit facilities
Total facility		Rp 50
Rupiah | Minimum | Bank CIMB Niaga Maturing on January 01, 2018
Borrowings and other credit facilities
Interest rate (as a percent)	10.90%	10.90%
Rupiah | Maximum | Bank CIMB Niaga Maturing on January 01, 2018
Borrowings and other credit facilities
Interest rate (as a percent)	11.50%	11.50%